Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries	The company has wholly-owned subsidiaries not presented in the tables below that are intermediate holding companies of investments in subsidiaries and intercompany balances, and that are eliminated on consolidation.

December 31, 2020	Domicile	Fairfax's ownership (100% other than as shown below)

Insurance and reinsurance
Northbridge Financial Corporation (Northbridge)	Canada
Odyssey Group Holdings, Inc. (Odyssey Group)	United States
Crum & Forster Holdings Corp. (Crum & Forster)	United States
Zenith National Insurance Corp. (Zenith National)	United States
Brit Limited (Brit)(1)	United Kingdom
Allied World Assurance Company Holdings, Ltd (Allied World)	Bermuda	70.9%
Fairfax Central and Eastern Europe, which consists of:
Polskie Towarzystwo Reasekuracji Spólka Akcyjna (Polish Re)	Poland
Colonnade Insurance S.A. (Colonnade Insurance)	Luxembourg
FFH Ukraine Holdings (Fairfax Ukraine), which consists of:	Ukraine	70.0%
ARX Insurance Company (ARX Insurance)	Ukraine
Private Joint Stock Company Insurance Company Universalna (Universalna)	Ukraine
Fairfax Latin America, which consists of:
Fairfax Brasil Seguros Corporativos S.A. (Fairfax Brasil)	Brazil
La Meridional Compañía Argentina de Seguros S.A. (La Meridional Argentina)	Argentina
SBS Seguros Colombia S.A. (SouthBridge Colombia)	Colombia
SBI Seguros Uruguay S.A. (SouthBridge Uruguay)	Uruguay
Southbridge Compañía de Seguros Generales S.A. (SouthBridge Chile)	Chile
Bryte Insurance Company Ltd (Bryte Insurance)	South Africa

Group Re, which underwrites business in:
CRC Reinsurance Limited (CRC Re)	Barbados
Wentworth Insurance Company Ltd. (Wentworth)	Barbados
Connemara Reinsurance Company Ltd. (Connemara)	Barbados

Fairfax Asia, which consists of:
Falcon Insurance Company (Hong Kong) Limited (Falcon)	Hong Kong
The Pacific Insurance Berhad (Pacific Insurance)	Malaysia	85.0%
PT Asuransi Multi Artha Guna Tbk (AMAG Insurance)	Indonesia	80.0%
Fairfirst Insurance Limited (Fairfirst Insurance)	Sri Lanka	78.0%

Run-off
U.S. Run-off: TIG Insurance Company (TIG Insurance)	United States

Investment management
Hamblin Watsa Investment Counsel Ltd. (Hamblin Watsa)	Canada

December 31, 2020		Domicile	Fairfax's ownership		Primary business

Non-insurance companies

Restaurants and retail
Recipe Unlimited Corporation (Recipe)		Canada	40.2%	(2)	Franchisor, owner and operator of restaurants
Praktiker Hellas Trading Single Member SA (Praktiker)		Greece	100.0%		Retailer of home improvement goods
Toys "R" Us (Canada) Ltd. (Toys "R" Us Canada)		Canada	84.6%		Retailer of toys and baby products
Sporting Life Group Limited, which owns:		Canada	71.4%		Invests in retail businesses
100.0% of	Sporting Life Inc. (Sporting Life)	Canada	71.4%		Retailer of sporting goods and sports apparel
100.0% of	Golf Town Limited (Golf Town)	Canada	71.4%		Retailer of golf equipment, apparel and accessories
Kitchen Stuff Plus, Inc. (Kitchen Stuff Plus)		Canada	55.0%		Retailer of housewares and home decor
William Ashley China Corporation (William Ashley)		Canada	100.0%		Retailer of tableware and gifts

Fairfax India
Fairfax India Holdings Corporation (Fairfax India), which owns:		Canada	28.0%	(2)	Invests in public and private Indian businesses
89.5% of	National Collateral Management Services Limited (NCML)	India	25.1%		Provider of agricultural commodities storage
48.8% of	Fairchem Organics Limited (Fairchem)	India	13.7%		Manufacturer of oleochemicals and neutraceuticals
48.8% of	Privi Speciality Chemicals Limited (Privi)	India	13.7%		Manufacturer, supplier and exporter of aroma chemicals
51.0% of	Saurashtra Freight Private Limited (Saurashtra Freight)	India	14.3%		Container freight station operator

Thomas Cook India
Thomas Cook (India) Limited (Thomas Cook India), which owns:		India	66.9%		Provider of integrated travel and travel-related financial services
100.0% of	Sterling Holiday Resorts Limited (Sterling Resorts)	India	66.9%		Owner and operator of holiday resorts

Other
AGT Food and Ingredients Inc. (AGT)		Canada	58.0%		Originator, processor and distributor of value-added pulses and staple foods
Dexterra Group Inc. (Dexterra Group)		Canada	49.0%		Provider of Infrastructure support services
Boat Rocker Media Inc. (Boat Rocker)		Canada	55.7%	(3)	Entertainment content creator, producer and distributor
Mosaic Capital Corporation (Mosaic Capital)		Canada	—	(4)	Invests in private Canadian businesses
Pethealth Inc. (Pethealth)		Canada	100.0%	(5)	Pet medical insurance and database services
Rouge Media Group Inc. and Rouge Media, Inc. (Rouge Media)		Canada and United States	65.0%	(5)	Media and marketing solutions
Farmers Edge Inc. (Farmers Edge)		Canada	41.1%	(6)	Provider of advanced digital tools for agriculture
(1)    Subsequent to December 31, 2020 the company entered into an agreement to sell an approximate 14% equity interest in Brit to OMERS (note 23).
(2)    The company owns multiple voting shares and subordinate voting shares of Recipe and Fairfax India that give it voting rights of 61.1% and 93.4%.
(3)    The company has voting rights of 59.1% due to Boat Rocker's issuance of non-voting shares to non-controlling interests.
(4)    The company owns Mosaic Capital warrants that represent a substantive potential voting interest of approximately 61%.
(5)    Subsequent to December 31, 2020, on January 1, 2021 Pethealth became a wholly owned subsidiary of Crum & Forster, and the company sold substantially all of its interest in Rouge Media for consideration of approximately $10 and expects to record a nominal gain in the first quarter of 2021.
(6)    The company holds convertible debentures and warrants in Farmers Edge that, together with its holdings of common shares, represents a substantive potential voting interest of approximately 69%. Subsequent to December 31, 2020, on March 3, 2021 Farmers Edge completed an Initial Public Offering ("IPO") of common shares, prior to which the company exercised its warrants and converted its convertible debentures for common shares of Farmers Edge, resulting in the company's controlling equity interest in Farmers Edge increasing to approximately 62% on completion of the IPO (prior to any over-allotment option that may be exercised by the underwriters of the IPO).